Income taxes	12 Months Ended
Mar. 31, 2015
Income taxes
Income taxes

12. Income taxes

The Group's income is subject to taxation under tax jurisdictions having different tax rates: Switzerland—10%, British Virgin Islands—0%, the Russian Federation (Russia)—20%, Ukraine—18%, Romania—16%, Poland—19%, the United States of America (USA)—35%, the United Kingdom (UK)—21%, Canada—35%, Germany—29%, Cyprus—12.5% Singapore—17% and Bulgaria—10%.

Income tax expense consisted of the following:

	For the years ended March 31,
	2015	2014	2013
Current income taxes
Russia	$(2,639)	$(1,128)	$(915)
Ukraine	—	2	(127)
Romania	(1,195)	14	(895)
USA	(1,004)	(437)	(381)
UK	(131)	(82)	(130)
Cyprus	(151)	(419)	(882)
Germany	(61)	(83)	(55)
Poland	(166)	(152)	(60)
Switzerland	(5,664)	(3,914)	(25)
Vietnam	27	(30)	—
Singapore	(9)	(17)	(23)
Bulgaria	(2)	—	—

Total current income tax expense	$(10,995)	$(6,246)	$(3,493)

	For the years ended March 31,
	2015	2014	2013
Deferred taxes
Russia	$(225)	$606	$(133)
Romania	327	208	211
USA	701	795	—
Ukraine	(67)	(407)	—
Cyprus	118	50	(230)
Bulgaria	104	—	—
Mexico	94	—	—
UK	190	—	—
Switzerland	(75)	288	—

Total deferred tax benefit/(expense)	1,167	1,540	(152)

Total income tax expense	$(9,828)	$(4,706)	$(3,645)

The reconciliation between the income tax expenses reported in the accompanying consolidated financial statements and income before taxes applicable to the Group's income is provided below:

	Years ended March 31,
	2015	2014	2013
Different tax rates of subsidiaries	$(7,955)	$(4,581)	$(2,866)
Tax effect of non-deductible expenses at applicable tax rates	(674)	(365)	(430)
Accrued tax claims	(100)	—	(63)
Tax on distribution of earnings of subsidiaries	—	(109)	(230)
Exchange difference	(519)	—	—
Tax loss carry-forwards	(748)	—	—
Benefit from a change in tax position	168	405	—
Other	—	(56)	(56)

	$(9,828)	$(4,706)	$(3,645)

The following table summarizes major components of the Group's deferred tax assets and liabilities:

	For the years ended March 31
	2015	2014	2013
Deferred tax assets
Accrued operating (and interest) expenses	$1,779	$1,732	$1,272
Net operating loss / Tax loss carry forward	1,175	499	395
Contingent consideration	1,213	1,332	1,843
Other	15	39	39

Total deferred tax assets	4,182	3,602	3,549
Valuation allowance	(395)	(395)	(395)

Total deferred tax assets after valuation allowance	3,787	3,207	3,154

Deferred tax liabilities
Accounts receivable and revenue accruals	(145)	(95)	(459)
Inventory and deferred cost of revenue	(241)	(753)	(575)
Tax on undistributed earnings of subsidiaries	—	—	(230)
Property and equipment	(2,876)	(2,258)	(1,843)
Intangible assets	(1,006)	(1,885)	(3,503)

Total deferred tax liabilities	(4,268)	(4,991)	(6,610)

Net deferred tax asset, current	1,864	1,027	238
Net deferred tax asset, non-current	1,518	—	—
Net deferred tax liability, current	—	—	(230)
Net deferred tax liability, non-current	(3,863)	(2,811)	(3,464)

Net deferred tax liabilities	$(481)	$(1,784)	$(3,456)

For financial reporting purposes, a valuation allowance was recorded to reflect management's best estimate of the realization of deferred tax assets related to tax loss carry-forwards of certain lossmaking subsidiaries of the Group. Valuation allowances are provided when it is more likely than not that some or all of the deferred tax assets will not be realized in the future. These evaluations are based on expectations of future taxable income and reversals of the various taxable temporary differences.

At March 31, 2015, the Company has a net operating loss in Bulgaria, Mexico, Ukraine and the United Kingdom. These net operating losses will be utilized prior to their expiration in accordance with the local tax legislation (losses can be utilized in Bulgaria within a period of 5 years, in Mexico—10 years and in Ukraine and the United Kingdom—unlimited) and, therefore, no valuation allowance was accrued on deferred taxes related to these losses.

Undistributed earnings of foreign subsidiaries that are indefinitely reinvested were $8,486 and $5,333 as of March 31, 2015 and 2014, respectively. The amount of the unrecognized deferred tax liability for temporary differences related to investments in foreign Subsidiaries of the Group that are essentially permanent in duration were $429 and $274 as of March 31, 2015 and 2014, respectively. The Company and its Subsidiaries file separate tax returns and, therefore, actual taxes and deferred taxes are estimated on a separate basis.

Two Group's subsidiaries benefit from tax incentives. The subsidiary in Vietnam is a resident of high-tech zone—Quang Trung software park. The following tax incentives are granted to us due to residence in the zone: (i) full exemption from corporate income tax for the year ended March 31, 2015, and (ii) 50% reduction of corporate income tax rate for the period of 9 years as of April 1, 2015.

The subsidiary in Poland conducts a part of its operational activities in the territory of Wroclaw Park. The Group's profit generated from operations in the Park is decreased by the amount of eligible expenses. Since the amount of the eligible expenses currently exceeds the amount of the income before tax, the Group pays no income tax in relation to its operations in the Park.

Income before income tax is attributed to the geographic locations as follows:

	For the years ended March 31,
	2015	2014	2013
Domestic	$(6,577)	$10,666	$23,836
Foreign	79,554	45,270	17,346

Total income before tax expense	$72,977	$55,936	$41,182

Uncertain tax positions

The aggregate changes in the balance of gross unrecognized tax benefits, excluding interest and penalties, were as follows:

Balance as at March 31, 2014	$168
Decreases in tax positions of prior years	(168)
Increases in tax positions in current year	0

Balance as at March 31, 2015	$0